Financial Risk Management and Fair Values - Disclosure of Trade Debtors Impaired (Detail) - Trade receivables [member] ¥ in Millions	Dec. 31, 2017 CNY (¥)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	¥ 2,672
Neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,636
Past due but not impaired [member] | More than 3 month but less than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	31
Past due but not impaired [member] | More than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	¥ 5